Cover	Oct. 19, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2021
Entity File Number	001-37830
Entity Registrant Name	Lamb Weston Holdings, Inc.
Entity Central Index Key	0001679273
Entity Tax Identification Number	61-1797411
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	599 S. Rivershore Lane
Entity Address, City or Town	Eagle
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83616
City Area Code	208
Local Phone Number	938-1047
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	LW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false